Contingencies and Commitments - Contingencies (Details) $ in Thousands, € in Millions			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($) location	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Number of cleanup locations (more than) | location			30
Remediation reserve balance			$ 16,000	$ 19,000
Remediation reserve balance, classified as a current liability			7,000	10,000
Payments related to remediation expenses applied against the reserve			5,000	2,000
Unrecognized tax benefits			4,000	1,000	$ 16,000			$ 2,000
Changes in unrecognized tax benefits			$ 2,000	$ 0	20,000
Foreign Tax Jurisdiction | Ministry of the Economy, Finance and Industry, France | Tax Years 2010 Through 2012
Loss Contingencies [Line Items]
Estimate of possible loss	$ 17,000	€ 16
Unrecognized tax benefits	2,000						€ 2
Changes in unrecognized tax benefits					$ 21,000	€ 19
Income Tax and Interest | Foreign Tax Jurisdiction | Ministry of the Economy, Finance and Industry, France | Tax Years 2010 Through 2012
Loss Contingencies [Line Items]
Estimate of possible loss	10,000	9
Income Tax Penalties | Foreign Tax Jurisdiction | Ministry of the Economy, Finance and Industry, France | Tax Years 2010 Through 2012
Loss Contingencies [Line Items]
Estimate of possible loss	$ 7,000	€ 7
Maximum | Recurring Costs of Managing Hazardous Substances and Environmental Programs
Loss Contingencies [Line Items]
Percentage of cost of goods sold			1.00%